Summary of Significant Accounting Policies and Critical Accounting Estimates (Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Cash at bank and on hand	$ 217,644	$ 260,830
Short-term bank deposits	72,367	131,837
Cash and Cash Equivalents	$ 290,011	$ 392,667	$ 330,303	$ 394,037